 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON March 27, 2012

 REGISTRATION NOS. 333 -122901
 811 -21719

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 231	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 238	[X]

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

(Name and Address of Agent for Service)

COPIES TO:
Michael Glazer, Esq.
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on April 26, 2012, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on ___________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on ___________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 182 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on October 14, 2011 for the purpose of establishing the Miller Tabak Merger Arbitrage and Event Driven Fund as new series of the Registrant.  PEA No. 182 was initially scheduled to become effective on December 27, 2011 and subsequently extended to January 27, 2012, February 26, 2012 and March 27, 2012 pursuant to the filing of PEA No. 197, PEA No. 204 and PEA No. 213, respectively. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 182 to the Registrant’s Registration Statement filed on October 14, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of March, 2012.

INVESMENT MANAGERS SERIES TRUST

By:	/s/ JOHN P. ZADER
John P. Zader, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 27th day of March, 2012, by the following persons in the capacities set forth below.

Signature	Title

†
Ashley Toomey Rabun	Trustee

†
William H. Young	Trustee

†
Charles H. Miller	Trustee

/s/ JOHN P. ZADER
John P. Zader	Trustee and President

†
Eric M. Banhazl	Trustee and Vice President

/s/ RITA DAM
Rita Dam	Treasurer and Principal Financial and Accounting Officer

† By  /s/ RITA DAM
Attorney-in-fact, pursuant to power of attorney previously filed with
Post-Effective Amendment No. 31 on February 1, 2008.